C9 Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Earnings Per Share

Earnings per share

	2017	2016	2015
Basic
Net income (loss) attributable to stockholders of the Parent Company (SEK million)	–35,206	1,716	13,549
Average number of shares outstanding, basic (millions)	3,277	3,263	3,249
Earnings (loss) per share, basic (SEK)	–10.74	0.53	4.17

Diluted
Net income (loss) attributable to stockholders of the Parent Company (SEK million)	–35,206	1,716	13,549
Average number of shares outstanding, basic (millions)	3,277	3,263	3,249
Dilutive effect for stock purchase (millions)	—	40	33
Average number of shares outstanding, diluted (millions)	3,277	3,303	3,282
Earnings (loss) per share, diluted (SEK)	–10.74	0.52	4.13